RECEIVABLES	9 Months Ended
Sep. 30, 2022
Schedule Of Amounts Receivable
RECEIVABLES	6. RECEIVABLES
	September 30, 2022	December 31, 2021
Trade accounts receivable	$1,473,228	$951,314
Corporate taxes receivable	-	182,820
GST receivable	430,499	$272,993
	$1,903,727	$1,407,127